CHANGES IN ACCOUNTING POLICIES (Details)	Dec. 31, 2019 CAD ($)
Disclosure of voluntary change in accounting policy [abstract]
Lease commitments, beginning	$ 124,556
Less short-term commitments	(32,313)
Lease commitments, gross	92,243
Impact of discounting	(10,626)
Lease liability, ending	$ 81,617